Loans and Allowance for Loan Losses - Summary of Recorded Investment in Loans Impairment Method and Activity in Allowance for Loan Losses by Portfolio Segment (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reserves:
Loan losses, Reserves	$ 13,957	$ 14,186	$ 13,773	$ 14,162	$ 10,023
Loans evaluated for impairment:
Loans, Individually evaluated for impairment	4,465	6,109	2,575	6,133	6,112
Loans, Collectively evaluated for impairment	1,257,150	1,132,717	1,246,184	1,103,583	784,573
Total loans, gross	1,261,928	1,139,563	1,249,074	1,110,446	792,362
Allowance for loan losses:
Allowance for loan losses, Beginning balance	13,773	14,162	14,162	10,023	8,848
Allowance for loan losses, Provisions	184		(1,053)	4,974	1,386
Allowance for loan losses, Charge-offs		24	(83)	(835)	(422)
Allowance for loan losses, Recoveries			747		211
Allowance for loan losses, Ending balance	13,957	14,186	13,773	14,162	10,023
Loans Acquired with Deteriorated Credit Quality
Loans evaluated for impairment:
Loans acquired	313	737	315	730	1,677
Specific Reserves
Reserves:
Loan losses, Reserves		3,559		1,782
General Reserves
Reserves:
Loan losses, Reserves	13,957	10,627	13,773	12,380	10,023
Real Estate
Reserves:
Loan losses, Reserves	9,962	6,942	9,309	8,111	5,788
Loans evaluated for impairment:
Loans, Individually evaluated for impairment	2,393	2,550	2,420	2,556	1,482
Loans, Collectively evaluated for impairment	866,176	771,870	834,152	744,349	519,963
Total loans, gross	868,882	775,157	836,887	747,635	523,122
Allowance for loan losses:
Allowance for loan losses, Beginning balance	9,309	8,111	8,111	5,788	5,696
Allowance for loan losses, Provisions			1,198	2,323	(108)
Allowance for loan losses, Recoveries					200
Allowance for loan losses, Ending balance	9,962	6,942	9,309	8,111	5,788
Real Estate | Loans Acquired with Deteriorated Credit Quality
Loans evaluated for impairment:
Loans acquired	313	737	315	730	1,677
Real Estate | General Reserves
Reserves:
Loan losses, Reserves	9,962	6,942	9,309	8,111	5,788
Commercial
Reserves:
Loan losses, Reserves	3,926	7,244	4,044	6,051	4,235
Loans evaluated for impairment:
Loans, Individually evaluated for impairment	2,072	3,559	155	3,577	4,630
Loans, Collectively evaluated for impairment	390,974	360,847	412,032	359,234	264,610
Total loans, gross	393,046	364,406	412,187	362,811	269,240
Allowance for loan losses:
Allowance for loan losses, Beginning balance	4,044	6,051	6,051	4,235	3,152
Allowance for loan losses, Provisions			(2,671)	2,651	1,494
Allowance for loan losses, Charge-offs		24	(83)	(835)	(422)
Allowance for loan losses, Recoveries			747		11
Allowance for loan losses, Ending balance	3,926	7,244	4,044	6,051	4,235
Commercial | Specific Reserves
Reserves:
Loan losses, Reserves		3,559		1,782
Commercial | General Reserves
Reserves:
Loan losses, Reserves	3,926	$ 3,685	4,044	$ 4,269	$ 4,235
Unallocated
Reserves:
Loan losses, Reserves	69		420
Allowance for loan losses:
Allowance for loan losses, Beginning balance	420
Allowance for loan losses, Provisions			420
Allowance for loan losses, Ending balance	69		420
Unallocated | General Reserves
Reserves:
Loan losses, Reserves	$ 69		$ 420